Average Annual Total Returns{- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-09 - Fidelity® Disciplined Equity Fund	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.65%	19.03%	16.25%	27.20%	17.93%	15.12%	16.66%	15.07%	13.29%	28.71%	18.47%	16.55%